Stock-based compensation plans (Q3)- Weighted Average Assumptions to Value Options Granted (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option	3 years	3 years	3 years	3 years	3 years	3 years
Risk-free interest rate	0.90%	1.50%	0.90%	0.90%	1.00%	0.70%
Expected volatility of stock	20.00%	21.00%	20.00%	20.00%	19.00%	21.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of option	5 years	5 years	5 years	5 years	5 years	5 years
Risk-free interest rate	1.20%	2.10%	1.40%	1.90%	1.70%	1.80%
Expected volatility of stock	25.00%	23.00%	25.00%	25.00%	26.00%	29.00%